Schedule of other revenues (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from Grants	€ 47	€ 20	€ 506
Other Revenue, Net	€ 47	€ 20	€ 506